Liability related to right of use of assets - Summary of lease cost recognized expenses (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Depreciation expense of right-of-use assets	$ 28,984,861	$ 25,525,305	$ 26,759,221
Interest expense on lease liabilities	8,903,397	7,129,251	8,800,153
Expense relating to short-term leases	24,234	29,833	32,238
Expense relating to leases of low-value assets	886	685	2,883
Variable lease payments	65,520	68,236	78,494
Total	37,978,898	32,753,310	35,672,989
Other [Member]
Statement [line items]
Depreciation expense of right-of-use assets	18,095,871	19,932,317	22,404,924
Interest expense on lease liabilities	6,395,988	6,212,774	7,081,693
Expense relating to short-term leases	24,234	29,833	32,238
Expense relating to leases of low-value assets	886	685	2,883
Variable lease payments	65,520	68,236	78,494
Total	24,582,499	26,243,845	29,600,232
Related Party [Member]
Statement [line items]
Depreciation expense of right-of-use assets	10,888,990	5,592,988	4,354,297
Interest expense on lease liabilities	2,507,409	916,477	1,718,460
Expense relating to short-term leases			0
Total	$ 13,396,399	$ 6,509,465	$ 6,072,757